Share-Based Payments - Summary of Details of Share Based Payment Arrangement BSA (Detail)																12 Months Ended
	Nov. 19, 2025 EUR (€) € / shares	Mar. 24, 2025 EUR (€) € / shares	Jun. 15, 2018	May 15, 2018	May 02, 2018 EUR (€) € / shares shares	Apr. 15, 2018	Jun. 15, 2017 EUR (€) € / shares shares	Dec. 09, 2016 EUR (€) € / shares shares	Jun. 21, 2016 EUR (€) € / shares	Dec. 15, 2015 EUR (€) € / shares	Jun. 03, 2014 EUR (€) € / shares	Jul. 25, 2013 EUR (€) € / shares	Sep. 25, 2012 EUR (€) € / shares	Jan. 17, 2012 EUR (€) € / shares	Dec. 07, 2007 EUR (€) € / shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted			23,600	16,500		16,500
BSA [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of BSA granted																44,000	68,000	93,500
Exercise price (in euros)																7,500	9,359	89,835
BSA [member] | Date of Grant 9/25/2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																10 years
BSA [member] | Date of Grant 9/25/2012 [member] | Share-based Payment Arrangement Tranche One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)													1 year
Plan expiration date													Sep. 25, 2022
Number of BSA granted													7,500
Share entitlement per BSA													€ 1
Exercise price (in euros) | €													€ 8.59
Expected volatility													40.00%
Average life of BSA (in years)													5.5
Discount rate													1.21%
Expected dividends													0.00%
Fair value per BSA (in euros)													€ 2.29
Grant date share fair value (in euros)													€ 8.40
BSA [member] | Date of Grant 9/25/2012 [member] | Share-based Payment Arrangement Tranche Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)													2 years
Plan expiration date													Sep. 25, 2022
Number of BSA granted													7,500
Share entitlement per BSA													€ 1
Exercise price (in euros) | €													€ 8.59
Expected volatility													40.00%
Average life of BSA (in years)													6.0
Discount rate													1.21%
Expected dividends													0.00%
Fair value per BSA (in euros)													€ 2.43
Grant date share fair value (in euros)													€ 8.40
BSA [member] | Date of Grant 9/25/2012 [member] | Share-based Payment Arrangement Tranche Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)													3 years
Plan expiration date													Sep. 25, 2022
Number of BSA granted													7,500
Share entitlement per BSA													€ 1
Exercise price (in euros) | €													€ 8.59
Expected volatility													40.00%
Average life of BSA (in years)													6.5
Discount rate													1.53%
Expected dividends													0.00%
Fair value per BSA (in euros)													€ 2.61
Grant date share fair value (in euros)													€ 8.40
BSA [member] | Date of Grant 9/25/2012 [member] | Share-based Payment Arrangement Tranche Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)													4 years
Plan expiration date													Sep. 25, 2022
Number of BSA granted													7,500
Share entitlement per BSA													€ 1
Exercise price (in euros) | €													€ 8.59
Expected volatility													40.00%
Average life of BSA (in years)													7.0
Discount rate													1.53%
Expected dividends													0.00%
Fair value per BSA (in euros)													€ 2.74
Grant date share fair value (in euros)													€ 8.40
BSA [member] | Date of Grant 7/25/2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)												0 years				10 years
Plan expiration date												Jul. 25, 2023
Number of BSA granted												73,000
Share entitlement per BSA												€ 1
Exercise price (in euros) | €												€ 8.10
Expected volatility												40.00%
Average life of BSA (in years)												5.0
Discount rate												1.16%
Expected dividends												0.00%
Fair value per BSA (in euros)												€ 2.18
Grant date share fair value (in euros)												€ 8.15
BSA [member] | Date of Grant 6/3/2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)											0 years					10 years
Plan expiration date											Jun. 03, 2024
Number of BSA granted											10,000
Share entitlement per BSA											€ 1
Exercise price (in euros) | €											€ 18.79
Expected volatility											40.00%
Average life of BSA (in years)											5.0
Discount rate											0.71%
Expected dividends											0.00%
Fair value per BSA (in euros)											€ 4.98
Grant date share fair value (in euros)											€ 19.01
BSA [member] | Date of Grant 03/24/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																10 years
Plan expiration date		Mar. 24, 2025
Number of BSA granted		10,000
Share entitlement per BSA		€ 1
Exercise price (in euros) | €		€ 43.00
Expected volatility		36.00%
Average life of BSA (in years)		5.0
Discount rate		0.68%
Expected dividends		0.00%
Fair value per BSA (in euros)		€ 9.90
Grant date share fair value (in euros)		€ 43.00
BSA [member] | Date of Grant 11/19/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																10 years
Plan expiration date	Nov. 19, 2025
Number of BSA granted	15,000
Share entitlement per BSA	€ 1
Exercise price (in euros) | €	€ 66.06
Expected volatility	50.91%
Average life of BSA (in years)	5.0
Discount rate	0.81%
Expected dividends	0.00%
Fair value per BSA (in euros)	€ 22.60
Grant date share fair value (in euros)	€ 66.06
BSA [member] | Date of Grant 12/15/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																10 years
Plan expiration date										Dec. 15, 2015
Number of BSA granted										90,000
Share entitlement per BSA										€ 1
Exercise price (in euros) | €										€ 6,414.00
Expected volatility										51.00%
Average life of BSA (in years)										5.0
Discount rate										(0.09%)
Expected dividends										0.00%
Fair value per BSA (in euros)										€ 7.28
Grant date share fair value (in euros)										€ 42.61
BSA [member] | Date of Grant 06/21/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																10 years
Plan expiration date									Jun. 21, 2016
Number of BSA granted									20,000
Share entitlement per BSA									€ 1
Exercise price (in euros) | €									€ 52.97
Expected volatility									47.00%
Average life of BSA (in years)									5.0
Discount rate									(0.41%)
Expected dividends									0.00%
Fair value per BSA (in euros)									€ 21.59
Grant date share fair value (in euros)									€ 61.25
BSA [member] | Date of Grant 12/7/2007 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																10 years
BSA [member] | Date of Grant 12/7/2007 [member] | Share-based Payment Arrangement Tranche One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)															1 year
Plan expiration date															Dec. 08, 2017
Number of BSA granted															431
Share entitlement per BSA															€ 15
Exercise price (in euros) | €															€ 65.00
Grant date share fair value (in euros) | €															€ 65.00
Expected volatility															40.00%
Average life of BSA (in years)															4.5
Discount rate															4.06%
Expected dividends															0.00%
Fair value per BSA (in euros)															€ 22.18
BSA [member] | Date of Grant 12/7/2007 [member] | Share-based Payment Arrangement Tranche Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)															2 years
Plan expiration date															Dec. 08, 2017
Number of BSA granted															431
Share entitlement per BSA															€ 15
Exercise price (in euros) | €															€ 65.00
Grant date share fair value (in euros) | €															€ 65.00
Expected volatility															40.00%
Average life of BSA (in years)															5.0
Discount rate															4.09%
Expected dividends															0.00%
Fair value per BSA (in euros)															€ 23.62
BSA [member] | Date of Grant 12/7/2007 [member] | Share-based Payment Arrangement Tranche Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)															3 years
Plan expiration date															Dec. 08, 2017
Number of BSA granted															428
Share entitlement per BSA															€ 15
Exercise price (in euros) | €															€ 65.00
Grant date share fair value (in euros) | €															€ 65.00
Expected volatility															40.00%
Average life of BSA (in years)															5.5
Discount rate															4.09%
Expected dividends															0.00%
Fair value per BSA (in euros)															€ 24.95
BSA [member] | Date of Grant 12/7/2007 [member] | Share-based Payment Arrangement Tranche Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)															4 years
Plan expiration date															Dec. 08, 2017
Number of BSA granted															427
Share entitlement per BSA															€ 15
Exercise price (in euros) | €															€ 65.00
Grant date share fair value (in euros) | €															€ 65.00
Expected volatility															40.00%
Average life of BSA (in years)															6.0
Discount rate															4.10%
Expected dividends															0.00%
Fair value per BSA (in euros)															€ 26.22
BSA [member] | Date of Grant 1/17/2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																10 years
BSA [member] | Date of Grant 1/17/2012 [member] | Share-based Payment Arrangement Tranche One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)														1 year
Plan expiration date														Jan. 17, 2022
Number of BSA granted														22,459
Share entitlement per BSA														€ 1
Exercise price (in euros) | €														€ 5.13
Grant date share fair value (in euros) | €														€ 5.13
Expected volatility														40.00%
Average life of BSA (in years)														5.5
Discount rate														2.33%
Expected dividends														0.00%
Fair value per BSA (in euros)														€ 2.05
BSA [member] | Date of Grant 1/17/2012 [member] | Share-based Payment Arrangement Tranche Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)														2 years
Plan expiration date														Jan. 17, 2022
Number of BSA granted														22,459
Share entitlement per BSA														€ 1
Exercise price (in euros) | €														€ 5.13
Grant date share fair value (in euros) | €														€ 5.13
Expected volatility														40.00%
Average life of BSA (in years)														6.0
Discount rate														2.33%
Expected dividends														0.00%
Fair value per BSA (in euros)														€ 2.14
BSA [member] | Date of Grant 1/17/2012 [member] | Share-based Payment Arrangement Tranche Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)														3 years
Plan expiration date														Jan. 17, 2022
Number of BSA granted														22,459
Share entitlement per BSA														€ 1
Exercise price (in euros) | €														€ 5.13
Grant date share fair value (in euros) | €														€ 5.13
Expected volatility														40.00%
Average life of BSA (in years)														6.5
Discount rate														2.61%
Expected dividends														0.00%
Fair value per BSA (in euros)														€ 2.26
BSA [member] | Date of Grant 1/17/2012 [member] | Share-based Payment Arrangement Tranche Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)														4 years
Plan expiration date														Jan. 17, 2022
Number of BSA granted														22,458
Share entitlement per BSA														€ 1
Exercise price (in euros) | €														€ 5.13
Grant date share fair value (in euros) | €														€ 5.13
Expected volatility														40.00%
Average life of BSA (in years)														7.0
Discount rate														2.61%
Expected dividends														0.00%
Fair value per BSA (in euros)														€ 2.34
BSA [member] | Date of Grant 12/9/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																10 years
BSA [member] | Date of Grant 06/15/2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																10 years
BSA2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																0	0	0
BSA2010 [member] | Date of Grant 12/9/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date								Dec. 09, 2026
Expected volatility								40.00%
Average life of BSA (in years)								5.0
Expected dividends								0.00%
Vesting period (years)								0 years
Number of options granted								59,000
Share entitlement per BSA | shares								1
Exercise price (in euros)								69.75
Grant date share fair value (in euros) | €								€ 63.18
Discount rate								(0.04%)
Fair value per BSA (in euros)								€ 12.94
BSA2010 [member] | Date of Grant 06/15/2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date							Jun. 15, 2027
Expected volatility							39.00%
Average life of BSA (in years)							5.0
Expected dividends							0.00%
Vesting period (years)							0 years
Number of options granted							9,000
Share entitlement per BSA | shares							1
Exercise price (in euros)							59.05
Grant date share fair value (in euros) | €							€ 73.32
Discount rate							(0.12%)
Fair value per BSA (in euros)							€ 24.02
BSA2010 [member] | Grant Date 6/15/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date					May 02, 2028
Expected volatility					50.00%
Average life of BSA (in years)					5.0
Expected dividends					0.00%
Vesting period (years)					0 years
Number of options granted					44,000
Share entitlement per BSA | shares					1
Exercise price (in euros)					37.24
Grant date share fair value (in euros) | €					€ 37.74
Discount rate					(0.15%)
Fair value per BSA (in euros)					€ 9.02